COLLABORATION ARRANGEMENTS (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2025 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues			$ 1,619,913
Accounts Receivable, after Allowance for Credit Loss, Current			150,000
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 1,511,168	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties	3 years	3 years
Revenues			$ 0	$ 0
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties			3 years
Upfront fee received | ¥							¥ 4,000,000
Milestone fee received | ¥							¥ 4,000,000
Revenues			$ 0	0
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received						$ 11,000,000
Upfront fee received						1,100,000
Milestone fee received						3,000,000
Revenues			340,000	0
Payment of upfront-refundable fee									$ 1,100,000		$ 11,000,000
Milestone payments receivable based on development and regulatory milestones											127,500,000
Milestone payments receivable based on sales											$ 262,500,000
Milestone payment received						3,000,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received						$ 17,500,000
Revenues			1,279,913	$ 0
Payment of upfront-refundable fee										$ 17,500,000
Percentage of revenue						100	100
Milestone payments receivable based on development and regulatory milestones										173,500,000
Milestone payments receivable based on sales										$ 450,000,000
ConjugateBio Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues			0
Third Arc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					$ 5,000,000
Revenues			$ 0
Payment of upfront-refundable fee								$ 5,000,000
Commercial based milestone								$ 840,000,000